Accumulated Other Comprehensive Income - Reclassifications (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain (loss)	$ (832)	$ (5,367)	$ (4,198)	$ (194)	$ 2,940	$ (1,566)	$ (1,698)	$ (421)	$ (388)	$ (2,839)	$ (3,018)	$ (5,346)	$ (6,894)
Amortization of deferred acquisition costs	(1,225)	(1,305)											(534)
Pretax adjusted operating earnings			(1,541)	2,560	4,191	2,625	(201)	(204)	(1,303)	5,870	7,835	4,162	(2,393)
Income tax expense (benefit)	1,530	680	(380)	661	854	395	(94)	(98)	(246)	1,118	1,530	680	(841)
Net income (loss)	$ 6,305	$ 3,482	$ (1,161)	$ 1,899	$ 3,337	$ 2,230	$ (107)	$ (106)	$ (1,057)	$ 4,752	6,305	3,482	(1,552)
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain (loss)											(175)	(938)	(1,132)
Amortization of deferred acquisition costs											0	0	246
Pretax adjusted operating earnings											(175)	(938)	(886)
Income tax expense (benefit)											(37)	(203)	(186)
Net income (loss)											(138)	(735)	(700)
Reclassification out of Accumulated Other Comprehensive Income | Net realized gain (loss) on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain (loss)											(175)	(929)	(1,142)
Reclassification out of Accumulated Other Comprehensive Income | Other impaired securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain (loss)											$ 0	$ (9)	$ 10